Disaggregation of revenue (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended March 31,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Clients 1-5	$496,118	$539,035	$567,913
Clients 6-10	309,562	313,756	269,815
Clients 11-25	475,299	422,459	413,296
Other	734,341	768,004	714,784
Total	$2,015,320	$2,043,254	$1,965,808

	Three Months Ended June 30,			Six Months Ended June 30,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Clients 1-5	$502,385	$509,632	$528,152	$998,504	$1,048,666	$1,088,264
Clients 6-10	300,080	301,723	282,313	607,546	607,270	559,930
Clients 11-25	523,737	436,571	415,996	994,379	865,334	822,819
Other	712,886	794,000	781,740	1,453,979	1,563,910	1,502,996
Total	$2,039,088	$2,041,926	$2,008,201	$4,054,408	$4,085,180	$3,974,009

	Three Months Ended September 30,			Nine Months Ended September 30,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Clients 1-5	$501,343	$508,385	$515,190	$1,499,847	$1,547,372	$1,602,943
Clients 6-10	308,045	324,708	294,715	890,203	939,831	855,156
Clients 11-25	541,879	454,808	460,192	1,546,626	1,316,277	1,272,595
Other	733,148	754,042	770,217	2,202,147	2,323,643	2,283,629
Total	$2,084,415	$2,041,943	$2,040,314	$6,138,823	$6,127,123	$6,014,323